Financial assets at fair value through profit or loss - Summary of Equity Instruments (Details) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Investments In Equity Instruments [Line Items]
TOTAL	$ 8,904,312	$ 8,640,277
BYMA - Bolsas y Mercados Argentinos S.A.
Disclosure Of Investments In Equity Instruments [Line Items]
TOTAL	6,062,948	4,723,901
VALO - Banco de Valores de Buenos Aires S.A.
Disclosure Of Investments In Equity Instruments [Line Items]
TOTAL	2,092,186	2,300,986
Mutual Funds
Disclosure Of Investments In Equity Instruments [Line Items]
TOTAL	$ 749,178	$ 1,615,390